Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments	The following table presents the future minimum lease payments, representative of the Company’s contractually-required cash payments to the lessor, attributable to this operating lease:
Year	Future Minimum Lease Payments
2023	$94
2024	192
2025	196
2026	201
2027	171
2028 and thereafter	—
Total	$854

Schedule of Change in Asset Retirement Obligation

The following table reconciles the beginning value of the Company’s asset retirement obligation liability to its ending balance for each period presented in the Consolidated Statements of Operations and Comprehensive Loss:

	Period from			Period from
	June 8 – June 30, 2023 (Successor)	April 1 – June 7, 2023 (Predecessor)	April 1 – June 30, 2022 (Predecessor)	June 8 – June 30, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	January 1 – June 30, 2022 (Predecessor)
Asset retirement obligation, beginning of period	$1,967	$2,474	$2,254	$1,967	$2,415	$—
Obligation incurred	—	—	—	—	—	2,201
Periodic accretion expense	10	44	54	10	103	107
Asset retirement obligation, end of period	$1,977	$2,518	$2,308	$1,977	$2,518	$2,308

Schedule of Unrecognized Purchase Obligations

The following table presents the Company’s material, unrecognized purchase obligations:

			Period of Recognition
Commitment	Consideration Type	Gross Commitment	June 8 – June 30, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	Prior Predecessor Periods	Remaining Commitment
Asset Purchase Commitment	Cash	$4,700	$—	$1,168	$—	$3,532
Original and Amended and Restated JDA (Note H)	Cash	70,000	119	3,121	2,211	64,549
Original and Amended and Restated JDA (Note H)	Share-Based	70,000	147	3,902	2,765	63,186
Total		$144,700	$266	$8,191	$4,976	$131,266